Financial Statement Schedule I	12 Months Ended
Dec. 31, 2025
Financial Statement Schedule I [Abstract]
Financial Statement Schedule I

Financial Statement Schedule I
Telesat Corporation
Condensed Financial Information of the Parent Company
Condensed Statements of Income (Loss)

(in thousands of Canadian dollars)	For the years ended December 31,
	2025	2024	2023
Revenue	$—	$—	$—
Operating expenses	(1,640)	(1,106)	(509)
Operating (expenses) income	(1,640)	(1,106)	(509)
Income (loss) from subsidiaries	(153,676)	(83,324)	158,314
Interest expense	(107)	(119)	(69)
Interest and other income (expense)	195	(3,224)	2
Gain (loss) on foreign exchange	(126)	53	(620)
Income (loss) before income taxes	(155,354)	(87,720)	157,118
Tax (expense) recovery	—	—	—
Net income (loss)	$(155,354)	$(87,720)	$157,118

Financial Statement Schedule I
Telesat Corporation
Condensed Financial Information of the Parent Company
Condensed Statements Comprehensive Income (Loss)

(in thousands of Canadian dollars)	For the years ended December 31,
	2025	2024	2023
Net income (loss)	$(155,354)	$(87,720)	157,118
Other comprehensive income (loss)
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	508	(665)	791
Items that will not be reclassified to profit or loss
Other comprehensive income (loss) from subsidiaries	(57,230)	108,061	(15,122)
Total other comprehensive income (loss)	(56,722)	107,396	(14,331)
Total comprehensive income (loss)	$(212,076)	19,676	142,787

Financial Statement Schedule I
Telesat Corporation
Condensed Financial Information of the Parent Company
Condensed Balance Sheets

(in thousands of Canadian dollars)	December 31, 2025	December 31, 2024
ASSETS
Cash and cash equivalents	$6,705	$895
Trade and other receivables	1,128	1,128
Intercompany receivables	11,239	2,017
Prepaid expenses and other current assets	269	—
Total current assets	19,341	4,040
Investment in subsidiaries	526,568	715,059
Total assets	$545,909	$719,099

LIABILITIES
Trade and other payables	$250	$39
Other current financial liabilities	4	4
Intercompany payables	2,369	312
Other current liabilities	118	—
Total current liabilities	2,741	355
Other long-term financial liabilities	12,348	8,464
Total liabilities	15,089	8,819

SHAREHOLDERS’ EQUITY
Share capital	69,997	59,082
Accumulated earnings	330,814	467,333
Reserves	130,009	183,865
Total shareholders’ equity	530,820	710,280
Total liabilities and shareholders’ equity	$545,909	$719,099

Financial Statement Schedule I
Telesat Corporation
Condensed Financial Information of the Parent Company
Condensed Statements of Cash Flows

(in thousands of Canadian dollars)		For the years ended December 31,
	Notes	2025	2024	2023
Cash flows from operating activities
Net income (loss)		$(155,354)	$(87,720)	$157,118
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Interest expense		107	119	69
Interest income		(195)	(56)	(2)
(Gain) loss on foreign exchange		126	(53)	620
Share-based compensation		447	—	(692)
(Income) loss from subsidiaries		153,676	83,324	(158,314)
Non-cash other income (expense)		—	3,281	—
Interest paid		(107)	(119)	(64)
Interest received		194	56	2
Operating assets and liabilities		6,670	1,625	1,958
Net cash from operating activities		5,564	457	695

Cash flows (used in) generated from financing activities
Proceeds from exercise of stock options		550	—	—
Tax withholdings on settlement of restricted share units		(224)	(346)	—
Net cash (used in) generated from financing activities		326	(346)
Effect of changes in exchange rates on cash and cash equivalents		(80)	76	(5)
Changes in cash and cash equivalents		5,810	187	690
Cash and cash equivalents, beginning of year		895	708	18
Cash and cash equivalents, end of year		$6,705	$895	$708

Financial Statement Schedule I
Telesat Corporation
Condensed Financial Information of the Parent Company

Note to Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the income (loss) of the subsidiaries is presented as income (loss) from subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2025, the Company had no significant capital and other commitments, long-term obligations, or guarantee, except for those which have been disclosed in the consolidated financial statements.